Earnings (Loss) Per Share (Details) (10-Q) - USD ($)	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Numerator (basic and diluted):
Net income (loss) attributable to OneMain Holdings, Inc.	$ (986,424)	$ (219,000,000)	$ (11,000,000)	$ (12,000,000)	$ 0	$ (46,000,000)	$ 427,000,000	$ 72,000,000	$ 52,000,000	$ (3,218,995)	$ (4,443,879)	$ (242,000,000)		$ 505,000,000		$ (19,000,000)
Denominator:
Weighted average number of shares outstanding - basic (in shares)			134,452,763									127,910,680		114,791,225		102,917,172
Effect of dilutive securities (in shares)			0									0	[1]	473,898	[1]
Weighted average number of shares outstanding - diluted (in shares)			134,452,763									127,910,680		115,265,123		102,917,172
Earnings (loss) per share:
Earnings (loss) per share - basic (in dollars per share)		$ (1.63)	$ (0.08)	$ (0.09)	$ 0.00	$ (0.41)	$ 3.72	$ 0.63	$ 0.46			$ (1.89)		$ 4.40		$ (0.19)
Earnings (loss) per share - diluted (in dollars per share)		$ (1.63)	$ (0.08)	$ (0.09)	$ 0.00	$ (0.41)	$ 3.70	$ 0.63	$ 0.45			$ (1.89)		$ 4.38		$ (0.19)
Antidilutive securities excluded from EPS calculation (in shares)																37,246
OneMain Holdings Inc [Member]
Numerator (basic and diluted):
Net income (loss) attributable to OneMain Holdings, Inc.	$ 25,000,000		$ (13,000,000)							$ 188,000,000	$ (23,000,000)	$ (242,000,000)		$ 505,000,000		$ (19,000,000)
Denominator:
Weighted average number of shares outstanding - basic (in shares)	134,730,251		134,452,763							134,717,870	125,701,635	127,910,680		114,791,225		102,917,172
Weighted average number of shares outstanding - diluted (in shares)	134,730,251		134,452,763							134,949,337	125,701,635	127,910,680		115,265,123		102,917,172
Earnings (loss) per share:
Earnings (loss) per share - basic (in dollars per share)	$ 0.19		$ (0.10)							$ 1.40	$ (0.18)	$ (1.89)		$ 4.40		$ (0.19)
Earnings (loss) per share - diluted (in dollars per share)	$ 0.19		$ (0.10)							$ 1.39	$ (0.18)	$ (1.89)		$ 4.38		$ (0.19)
Restricted Stock Units (RSUs) [Member]
Earnings (loss) per share:
Antidilutive securities excluded from EPS calculation (in shares)	870,645		521,127							960,032	472,259	489,653
Performance Shares [Member]
Earnings (loss) per share:
Antidilutive securities excluded from EPS calculation (in shares)	573,658		593,331							576,437	593,068	591,606		583,459

[1]	We have excluded the following shares in the diluted earnings (loss) per share calculation for 2015, 2014, and 2013 because these shares would be anti-dilutive, which could impact the earnings per share calculation in the future: 2015: 591,606 performance shares and 489,653 service shares; 2014: 583,459 performance shares; and 2013: 37,246 nonvested shares.